INCOME TAXES - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of income tax
Income before income taxes, United States	$ 3,757	$ 2,766	$ 3,452
Income before income taxes, International	9,329	10,186	8,234
Income Before Income Taxes	$ 13,086	$ 12,952	$ 11,686